United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Quarter ended 12/31/15

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Aerospace/Defense—0.8%
$900,000		TransDigm, Inc., 5.50%, 10/15/2020	$875,250
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,824,687
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,423,788
400,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	389,000
		TOTAL	6,512,725
		Automotive—4.3%
4,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	4,398,040
2,325,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	2,580,750
1,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,739,906
3,800,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,755,000
1,300,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,339,000
2,525,000	[1]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	2,171,500
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,703,750
1,500,000		Lear Corp., 4.75%, 1/15/2023	1,515,000
1,500,000		Lear Corp., 5.25%, 1/15/2025	1,533,750
950,000		Lear Corp., 5.375%, 3/15/2024	980,875
2,625,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,664,375
1,375,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,275,313
2,250,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	2,244,375
1,125,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	1,136,250
1,325,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,431,000
1,475,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,522,937
600,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	591,000
2,850,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	997,500
250,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	245,313
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,171,406
		TOTAL	34,997,040
		Building Materials—2.2%
525,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	536,813
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,322,750
2,650,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	2,696,375
150,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	151,500
875,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	881,562
800,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	819,000
1,050,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,076,250
1,000,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	1,023,750
425,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	444,125
625,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	648,438
1,825,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,925,375
3,250,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	3,388,450
2,700,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,794,500
650,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	679,250
75,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	76,406
		TOTAL	18,464,544

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—6.5%
$425,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	$420,750
1,550,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,557,750
1,375,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,271,875
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,620,125
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	423,938
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,122,187
1,700,000	[1,2]	CCOH Safari LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 2/15/2026	1,708,500
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,101,219
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,220,062
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	903,375
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,081,500
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,109,063
925,000		DISH DBS Corp., 5.00%, 3/15/2023	804,750
6,400,000		DISH DBS Corp., 5.875%, 7/15/2022	5,984,000
2,225,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,045,750
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,228,500
3,075,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,975,687
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,718,250
675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	590,625
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,645,875
3,975,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	4,173,750
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,641,937
2,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,483,969
1,600,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	1,680,000
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,828,250
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,008,750
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	910,813
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,802,250
1,375,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,363,862
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,803,125
2,200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,241,250
350,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	337,750
		TOTAL	53,809,487
		Chemicals—2.8%
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,220,969
1,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,782,000
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,130,437
3,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	3,329,157
1,500,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,282,500
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	1,968,750
3,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,183,250
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	344,063
2,425,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	2,194,625
425,000	[1,2]	Platform Specialty Products Corp., Series 144A, 10.37%, 5/1/2021	425,000
3,875,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,371,250
750,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	759,375
875,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	887,031
		TOTAL	22,878,407

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—0.7%
$800,000		United Rentals, Inc., 4.625%, 7/15/2023	$801,000
575,000		United Rentals, Inc., 5.75%, 11/15/2024	572,125
425,000		United Rentals, Inc., 7.375%, 5/15/2020	449,438
500,000		United Rentals, Inc., 7.625%, 4/15/2022	536,850
3,000,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,921,250
575,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	590,812
		TOTAL	5,871,475
		Consumer Cyclical Services—1.4%
1,975,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,708,375
2,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,119,250
4,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	4,115,250
800,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	813,000
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,750,000
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	850,000
		TOTAL	11,355,875
		Consumer Products—2.7%
5,825,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,116,250
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,156,875
2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,516,250
2,200,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,145,000
1,025,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	1,066,000
2,600,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,509,000
525,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	548,625
1,550,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	1,596,500
2,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,990,000
1,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	1,158,750
		TOTAL	21,803,250
		Diversified Manufacturing—1.4%
875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	875,000
3,250,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,302,812
3,425,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,637,250
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,685,625
1,375,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,289,063
1,925,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,857,625
		TOTAL	11,647,375
		Financial Institutions—4.3%
2,475,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	2,521,406
450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	456,188
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	384,844
2,700,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,838,375
1,450,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,471,750
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,240,625
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,460,250
550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	554,125
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,027,500
1,700,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,797,750
2,400,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	2,484,000
400,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	420,000
1,750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,780,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$3,600,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	$3,249,000
2,950,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,773,000
3,825,000		International Lease Finance Corp., 4.625%, 4/15/2021	3,930,187
2,850,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,042,375
3,825,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	3,657,657
		TOTAL	35,089,657
		Food & Beverage—3.8%
5,350,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,734,750
4,775,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	4,948,094
225,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	229,781
875,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2025	893,594
1,800,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	1,876,500
5,550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	5,341,875
975,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,023,750
2,250,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	2,390,625
2,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	2,108,531
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,290,625
350,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	334,250
6,250,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	6,453,125
		TOTAL	31,625,500
		Gaming—4.5%
1,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	1,111,000
1,175,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	1,230,813
1,850,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,910,125
1,750,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,264,375
1,350,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,323,000
4,300,000		MGM Mirage, Inc., 7.75%, 3/15/2022	4,584,875
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	929,250
1,225,000		MGM Resorts International, 6.00%, 3/15/2023	1,218,875
2,650,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,656,625
4,150,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	4,046,250
2,400,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	2,535,000
825,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	900,797
2,123,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	2,207,920
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,736,812
2,745,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,841,075
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,613,125
		TOTAL	37,109,917
		Health Care—9.4%
2,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,506,000
2,675,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,658,281
4,725,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,506,469
1,150,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,150,000
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	774,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	926,734
1,800,000		Emdeon, Inc., 11.00%, 12/31/2019	1,883,250
725,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	676,063
3,450,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,398,250
550,000		HCA, Inc., 4.75%, 5/1/2023	545,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$6,525,000		HCA, Inc., 5.00%, 3/15/2024	$6,525,000
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,472,000
1,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,586,250
2,600,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,570,750
3,275,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,643,437
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,171,500
575,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	589,375
700,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	716,625
2,725,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,520,625
450,000		LifePoint Health, Inc., 5.875%, 12/1/2023	457,875
2,825,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,881,500
525,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	528,938
5,925,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	5,954,625
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	5,276,562
3,375,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,231,563
2,450,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,401,000
1,250,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	1,296,875
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	750,000
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	4,761,875
2,650,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	2,570,500
2,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,058,000
725,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	673,797
2,500,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	2,525,000
		TOTAL	77,188,594
		Independent Energy—4.2%
2,875,000		Antero Resources Corp., 6.00%, 12/1/2020	2,415,000
325,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	255,125
1,800,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,449,000
2,275,000		Approach Resources, Inc., 7.00%, 6/15/2021	819,000
925,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	171,125
650,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	208,000
3,025,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	930,188
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	326,000
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,152,937
250,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	58,750
875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	223,125
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	221,250
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	336,875
3,025,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	877,250
750,000	[1,2]	Crownrock LP/ Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	708,750
700,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	353,500
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	257,500
1,775,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,140,437
1,425,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	162,094
375,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	43,125
900,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	756,000
1,500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,350,000
1,275,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	884,531
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	875,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$575,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	$503,125
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	323,750
3,125,000		Legacy Reserves, 6.625%, 12/1/2021	671,875
900,000		Linn Energy LLC, 6.50%, 5/15/2019	162,000
900,000		Linn Energy LLC, 6.50%, 9/15/2021	126,000
950,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	142,500
300,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	51,000
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	96,938
850,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	728,875
3,650,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,445,500
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	843,750
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,118,062
475,000		PDC Energy, Inc., 7.75%, 10/15/2022	458,375
1,125,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,040,625
400,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	370,000
1,150,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	862,500
1,444,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	1,102,855
2,125,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	1,540,625
250,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	183,750
1,275,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	835,125
725,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	480,313
150,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	111,000
875,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	99,531
525,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	57,750
1,900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	218,500
3,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	1,065,000
2,975,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,156,875
		TOTAL	34,770,761
		Industrial - Other—2.1%
1,850,000		Anixter International, Inc., 5.625%, 5/1/2019	1,930,938
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,063,750
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,265,312
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,134,000
2,700,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,254,500
4,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	4,292,500
2,875,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,573,125
		TOTAL	17,514,125
		Leisure—1.0%
375,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	388,125
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,497,125
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	348,688
750,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	792,188
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	266,406
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,656,187
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,256,000
		TOTAL	8,204,719
		Lodging—0.1%
700,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	728,874

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	$427,125
		TOTAL	1,155,999
		Media Entertainment—7.1%
1,175,000		AMC Networks, Inc., 7.75%, 7/15/2021	1,239,625
850,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	853,188
925,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	949,281
375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	386,719
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,528,125
3,000,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,103,750
450,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	450,000
825,000		Clear Channel Worldwide, 6.50%, 11/15/2022	799,219
4,750,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,649,062
1,325,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	453,813
3,950,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	3,831,500
2,375,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	2,470,000
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,172,500
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	150,750
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	150,375
2,900,000		Gray Television, Inc., 7.50%, 10/1/2020	2,990,625
1,225,000		Lamar Media Corp., 5.00%, 5/1/2023	1,246,438
675,000		Lamar Media Corp., 5.875%, 2/1/2022	712,125
1,075,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,112,625
1,350,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,346,625
2,550,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	2,537,250
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,965,000
5,025,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,981,031
800,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	823,000
2,075,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,854,531
2,750,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,186,250
3,750,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,660,937
4,625,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,671,250
850,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	779,875
2,150,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,975,312
2,750,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	2,756,875
		TOTAL	58,787,656
		Metals & Mining—0.5%
1,725,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,263,562
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	720,750
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	389,938
1,325,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,212,375
1,350,000	[1]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	676,688
		TOTAL	4,263,313
		Midstream—5.7%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	649,549
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	361,152
1,375,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	955,625
900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	852,745
850,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	595,000
1,750,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,229,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$6,500,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	$5,330,000
1,225,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	1,004,500
475,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	406,125
2,025,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,716,187
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	432,844
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,815,875
1,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	758,500
2,850,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	2,610,982
1,275,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	1,147,117
250,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	225,625
950,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	855,000
2,000,000	[1,2]	MPLX LP, Series 144A, 5.50%, 2/15/2023	1,760,000
600,000		Regency Energy Partners LP, 5.00%, 10/1/2022	532,495
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	586,085
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	519,106
2,575,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,841,125
1,300,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	929,500
3,500,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	3,237,500
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,323,750
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	581,250
2,450,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	2,082,500
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,487,375
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,485,840
1,875,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,396,875
600,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	513,000
700,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	542,500
1,325,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,079,875
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,597,440
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,217,625
175,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	170,625
425,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	404,813
1,700,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	1,632,000
		TOTAL	46,867,480
		Oil Field Services—0.1%
1,225,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	508,375
1,375,000		FTS International, Inc., 6.25%, 5/1/2022	391,875
		TOTAL	900,250
		Packaging—6.6%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,033,437
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	675,500
211,764	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	209,118
350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	328,125
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,977,938
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,331,656
1,450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,488,063
1,500,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,462,500
5,125,000		Berry Plastics Corp., 5.50%, 5/15/2022	5,112,187
525,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	536,813
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	3,971,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,550,000		Crown Americas LLC, 4.50%, 1/15/2023	$1,522,875
775,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	801,156
2,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,101,437
2,775,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,761,125
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	294,375
1,325,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,300,156
1,050,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	1,067,719
1,300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,338,188
4,350,000		Reynolds Group Issuer, Inc./LLC/ LU, 5.75%, 10/15/2020	4,435,651
3,025,000		Reynolds Group, 8.25%, 2/15/2021	2,926,687
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	841,500
1,375,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,383,594
450,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	461,250
1,750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,758,750
1,325,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,354,813
5,175,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,424,625
		TOTAL	53,900,738
		Paper—0.7%
1,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,417,500
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,152,500
1,000,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	1,015,000
		TOTAL	5,585,000
		Pharmaceuticals—3.4%
625,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	553,125
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	394,000
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,301,750
1,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,975,000
3,050,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	3,072,875
5,250,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	5,131,875
825,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	798,188
1,625,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,446,250
1,175,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	1,086,875
825,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	787,875
1,025,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	1,035,250
1,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,826,875
2,425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	2,431,062
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	376,125
150,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.375%, 3/15/2020	141,750
2,650,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,378,375
2,600,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	2,327,000
		TOTAL	28,064,250
		Refining—0.4%
1,500,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,462,500
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,775,000
		TOTAL	3,237,500
		Restaurants—1.2%
1,525,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,532,625
5,075,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	5,239,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurants—continued
$2,650,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	$2,756,000
		TOTAL	9,528,563
		Retailers—2.7%
4,300,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,274,200
1,025,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	1,073,688
1,525,000	[1]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	846,375
225,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	181,125
1,250,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,331,250
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	744,625
3,850,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	3,984,750
150,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	111,750
2,375,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,484,375
2,100,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,139,375
2,625,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	2,697,187
2,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,544,938
375,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	380,625
		TOTAL	21,794,263
		Technology—10.2%
2,350,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,539,250
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	685,000
3,175,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,123,281
1,675,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,457,250
3,000,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	3,030,000
3,375,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	2,105,156
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,085,218
2,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	2,467,437
1,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	2,047,500
725,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	699,625
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,907,500
1,775,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	1,801,625
225,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	235,125
2,875,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,788,750
1,825,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,838,687
8,950,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	8,838,125
5,136,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	5,372,770
825,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	827,063
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	4,212,250
200,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	202,000
4,975,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	4,216,312
625,000		Iron Mountain, Inc., 5.75%, 8/15/2024	605,469
825,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2020	872,437
3,275,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,980,250
925,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	950,437
700,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	712,250
475,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	419,188
1,800,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,624,500
825,000		NCR Corp., 6.375%, 12/15/2023	815,719
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,362,656
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,947,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	$692,125
3,675,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,698,226
2,200,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	2,271,500
1,750,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	1,811,250
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	347,813
1,875,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,875,000
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,103,219
1,150,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,127,000
425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	443,063
2,450,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	2,474,500
3,050,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,410,625
1,025,000		Verisign, Inc., 4.625%, 5/1/2023	997,581
900,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	906,750
2,850,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	2,985,375
		TOTAL	83,914,357
		Transportation Services—0.5%
2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	2,392,000
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,062,156
925,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	947,200
		TOTAL	4,401,356
		Utility - Electric—1.2%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,076,750
1,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,055,750
68,118	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	68,628
2,425,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,049,610
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,221,500
1,525,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	1,269,563
550,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	445,500
		TOTAL	10,187,301
		Wireless Communications—4.6%
3,925,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	3,552,125
1,475,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,275,875
825,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	699,188
5,425,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	4,502,750
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	618,000
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	287,375
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,949,452
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	52,375
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	77,813
1,825,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,774,813
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,789,875
6,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,513,562
425,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	448,375
650,000		Sprint Corp., 7.125%, 6/15/2024	476,125
2,200,000		Sprint Corp., 7.875%, 9/15/2023	1,657,700
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,331,625
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,430,000
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,607,375
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	355,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	$482,125
2,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,275,062
1,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,517,985
		TOTAL	37,674,825
		Wireline Communications—0.7%
725,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	743,125
1,475,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	1,545,063
2,650,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	2,646,687
400,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	403,000
		TOTAL	5,337,875
		TOTAL CORPORATE BONDS (IDENTIFIED COST $887,124,880)	804,444,177
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	0
28,064	[3,5]	Lone Pine Resources, Inc.	37,886
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	37,886
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $557,475)	37,886
		INVESTMENT COMPANY—0.6%
5,104,302	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[8] (AT NET ASSET VALUE)	5,104,302
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $892,786,657)[9]	809,586,365
		OTHER ASSETS AND LIABILITIES - NET—1.6%[10]	13,037,242
		TOTAL NET ASSETS—100%	$822,623,607
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $414,293,506, which represented 50.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2015, these liquid restricted securities amounted to $410,530,315, which represented 49.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$68,118	$68,628
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	5/26/2011 - 10/16/2012	$2,534,031	$2,171,500
Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	10/09/2012 - 7/02/2013	$1,511,137	$846,375
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	4/11/2014 - 4/15/2014	$1,345,031	$676,688

3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Principal amount and interest were not paid upon final maturity.
5	Non-income-producing security.
6	Issuer in default.
7	Affiliated holding.
8	7-day net yield.
9	At December 31, 2015, the cost of investments for federal tax purposes was $894,604,981. The net unrealized depreciation of investments for federal tax purposes was $85,018,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,714,809 and net unrealized depreciation from investments for those securities having an excess of cost over value of $92,733,425.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$804,444,177	$0	$804,444,177
Equity Securities:
Common Stocks
Domestic	—	—	0	0
International	—	—	37,886	37,886
Investment Company	5,104,302	—	—	5,104,302
TOTAL SECURITIES	$5,104,302	$804,444,177	$37,886	$809,586,365
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016